EQUITY INCENTIVE PLANS - Disclosure of number and weighted average remaining contractual life of outstanding share options (Details)	12 Months Ended
	Dec. 31, 2025 Share $ / shares	Dec. 31, 2024 Share $ / shares	Dec. 31, 2023 Share $ / shares
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of stock options | Share	6,584,964	8,707,334	6,714,334
Weighted average exercise price	$ 1.77	$ 1.75	$ 1.59
Average remaining contractual life (years)	2 years 10 months 6 days
Range 1 [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of stock options | Share	1,000,000
Weighted average exercise price	$ 1.35
Average remaining contractual life (years)	3 years 1 month 6 days
Range 1 [Member] | Bottom of range [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price of outstanding share options	$ 1.11
Range 1 [Member] | Top of range [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price of outstanding share options	$ 1.41
Range 2 [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of stock options | Share	2,855,963
Weighted average exercise price	$ 1.58
Average remaining contractual life (years)	3 years 3 months 18 days
Range 2 [Member] | Bottom of range [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price of outstanding share options	$ 1.42
Range 2 [Member] | Top of range [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price of outstanding share options	$ 1.66
Range 3 [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of stock options | Share	1,410,001
Weighted average exercise price	$ 2.05
Average remaining contractual life (years)	1 year 7 months 6 days
Range 3 [Member] | Bottom of range [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price of outstanding share options	$ 1.67
Range 3 [Member] | Top of range [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price of outstanding share options	$ 2.1
Range 4 [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of stock options | Share	1,319,000
Weighted average exercise price	$ 2.19
Average remaining contractual life (years)	3 years
Range 4 [Member] | Bottom of range [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price of outstanding share options	$ 2.11
Range 4 [Member] | Top of range [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price of outstanding share options	$ 2.22